Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net	6 Months Ended
Jun. 30, 2014
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery And Equipment

7. Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net: The amounts in the accompanying consolidated balance sheets are analyzed as follows: Vessels:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	2,872,458	(623,371)	2,249,087
Additions	54,660	-	54,660
Depreciation	$-	$(61,143)	$(61,143)
Balance, June 30, 2014	2,927,118	(684,514)	2,242,604

On March 18, 2014, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Capesize vessel with an attached time charter, Raiatea (ex. Conches), for a purchase price of $53,000. The vessel was delivered on April 24, 2014.

Drilling rigs, drillships, machinery and equipment:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	$6,637,843	$(809,612)	$5,828,231
Additions	749,025	-	749,025
Depreciation	-	(157,793)	(157,793)
Balance, June 30, 2014	$7,386,868	$(967,405)	$6,419,463

As of June 30, 2014, all of the Company's operating vessels, drilling rigs and drillships, except for the vessels Saldhana and Raiatea, have been pledged as collateral to secure the bank loans, Ocean Rig's 6.5% senior secured notes due 2017 and the term loan B facility. (Note 9).